SUPPLEMENTAL CONSOLIDATED FINANCIAL INFORMATION (Tables)	12 Months Ended
Feb. 02, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Information on selected accounts included in the statements of financial position
The following table provides additional information on selected accounts included in the Consolidated Statements of Financial Position as of February 2, 2018 and February 3, 2017:

	February 2, 2018	February 3, 2017
	(in millions)
Accounts receivable, net:
Gross accounts receivable	$11,824	$9,946
Allowance for doubtful accounts	(103)	(57)
Total accounts receivable, net	$11,721	$9,889
Inventories, net:
Production materials	$967	$925
Work-in-process	514	503
Finished goods	1,197	1,110
Total inventories, net	$2,678	$2,538
Prepaid expenses (a)
Total prepaid expenses	$1,016	$850
Property, plant, and equipment, net:
Computer equipment	$5,085	$5,045
Land and buildings	4,343	4,299
Machinery and other equipment	3,845	3,770
Total property, plant, and equipment	13,273	13,114
Accumulated depreciation and amortization (b)	(7,883)	(7,461)
Total property, plant, and equipment, net	$5,390	$5,653
Accrued and other current liabilities:
Compensation	$2,948	$2,641
Warranty liability	367	405
Income and other taxes	1,229	943
Other	3,482	3,417
Total accrued and other current liabilities	$8,026	$7,406
Other non-current liabilities:
Warranty liability	$172	$199
Deferred and other tax liabilities	6,590	9,098
Other	515	533
Total other non-current liabilities	$7,277	$9,830
____________________

(a)	Prepaid expenses are included in other current assets in the Consolidated Statements of Financial Position.

Supplemental cash flow information
The following table presents cash, cash equivalents, and restricted cash as reported on the Consolidated Statements of Financial Position as of February 2, 2018 and February 3, 2017:

	February 2, 2018	February 3, 2017
	(in millions)
Cash and cash equivalents	$13,942	$9,474
Restricted cash - current assets	423	355
Restricted cash - other non-current assets	13	3
Total cash, cash equivalents, and restricted cash	$14,378	$9,832

Interest and other income
The table below provides details of interest and other, net for the fiscal years ended February 2, 2018 and February 3, 2017:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Interest and other, net:
Investment income, primarily interest	$207	$102
Gain (loss) on investments, net	72	4
Interest expense	(2,406)	(1,751)
Foreign exchange	(113)	(77)
Debt extinguishment	—	(337)
Other	(113)	(45)
Total interest and other, net	$(2,353)	$(2,104)

Financial position of Dell Technologies Inc.
The following table presents the financial position of Dell Technologies Inc. (Parent) as of February 2, 2018 and February 3, 2017:

Dell Technologies Inc. (Parent)	February 2, 2018	February 3, 2017
	(in millions)
Assets:
Cash and cash equivalents	$—	$123
Other current assets	1	—
Investments in subsidiaries	12,128	14,926
Other non-current assets	—	4
Total assets	12,129	15,053

Long-term debt (a)	26	26
Accrued and other	—	39
Redeemable shares	384	231
Stockholders' equity:
Common stock and capital in excess of $.01 par value	18,449	19,447
Retained earnings (deficit)	(6,860)	(4,095)
Accumulated other comprehensive income (loss)	130	(595)
Total stockholders' equity	11,719	14,757
Total liabilities, redeemable shares, and stockholders' equity	$12,129	$15,053
____________________

(a)
In connection with the acquisition of Dell by Dell Technologies Inc. in the going-private transaction, Dell Technologies Inc. issued a $2.0 billion subordinated note to Microsoft Global Finance, a subsidiary of Microsoft Corporation. As of February 2, 2018 and February 3, 2017, the outstanding principal amount of the Microsoft Note was $26 million, payable at maturity in October 2023.

Reconciliation to the consolidated net income (loss)
The following table presents a reconciliation to the consolidated net income (loss) attributable to Dell Technologies Inc.:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017

Net income from continuing operations attributable to Class V Common Stock	$331	$296
Net loss from continuing operations attributable to DHI Group	(3,180)	(3,379)
Net loss from continuing operations attributable to Dell Technologies Inc.	(2,849)	(3,083)
Income from discontinued operations, net of income taxes (Note 4)	—	1,916
Net loss attributable to Dell Technologies Inc.	$(2,849)	$(1,167)
The following table presents a reconciliation of (1) the equity in net loss of subsidiaries to the net loss attributable to Dell Technologies Inc. and (2) consolidated net loss to comprehensive net loss attributable to Dell Technologies Inc. for the fiscal years ended February 2, 2018 and February 3, 2017.

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Equity in net loss from continuing operations of subsidiaries attributable to Dell Technologies Inc.	$(2,844)	$(3,076)
Equity in net income (loss) from discontinued operations of subsidiaries	—	1,916
Equity in net loss of subsidiaries attributable to Dell Technologies Inc.	(2,844)	(1,160)

Parent - Interest and other, net	(2)	(11)
Parent - Income tax expense (benefit)	3	(4)
Consolidated net loss attributable to Dell Technologies Inc.	(2,849)	(1,167)

Consolidated net loss attributable to Dell Technologies Inc.	(2,849)	(1,167)
Other comprehensive income (loss) of subsidiaries attributable to Dell Technologies Inc.	725	(271)
Comprehensive loss attributable to Dell Technologies Inc.	$(2,124)	$(1,438)

Cash flows of Dell Technologies Inc.
The following table presents the cash flows of Dell Technologies Inc. (Parent) for the fiscal years ended February 2, 2018 and February 3, 2017.

	Fiscal Year Ended
Dell Technologies Inc. (Parent)	February 2, 2018	February 3, 2017
	(in millions)
Change in cash from operating activities	$(2)	$(2)

Cash flow from investing activities:
Transfer to/from subsidiary	640	35,941
Acquisition of business, net of cash acquired	—	(39,521)
Change in cash from investing activities	640	(3,580)

Cash flow from financing activities:
Proceeds from the issuance of DHI Group Common Stock	—	4,422
Shares repurchased for tax withholdings of equity awards	(33)	(6)
Repurchases of DHI Group Common Stock	(6)	(10)
Repurchases of Class V Common Stock	(723)	(701)
Other	1	—
Change in cash from financing activities	(761)	3,705

Change in cash, cash equivalents, and restricted cash	(123)	123
Cash, cash equivalents, and restricted cash at beginning of the period	123	—
Cash, cash equivalents, and restricted cash at end of the period	$—	$123

Valuation and qualifying accounts
Valuation and Qualifying Accounts

The following table summarizes the Company's valuation and qualifying accounts for the fiscal years ended February 2, 2018 and February 3, 2017:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Trade Receivables - Allowance for doubtful accounts
Balance at beginning of period	$57	$36
Provision charged to income statement	60	43
Bad debt write-offs	(14)	(22)
Balance at end of period	$103	$57

Customer Financing Receivables - Allowance for financing receivable losses
Balance at beginning of period	$143	$176
Provision charged to income statement	103	75
Charge-offs, net of recoveries (a)	(101)	(108)
Balance at end of period	$145	$143

Tax Valuation Allowance
Balance at beginning of period	$709	$796
Charged to income tax provision	68	(496)
Allowance acquired	—	409
Balance at end of period	$777	$709
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(a)	Charge-offs to the allowance for financing receivable losses for customer financing receivables includes principal and interest.